Note 13 - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Carrying Value of The Financial Instruments held at Fair Value [Domain Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [Abstract]
therein gain (loss) recognized in other comprehensive income, net of tax	€ 3	€ 8
therein gain (loss) recognized in the income statement presented in net gains (losses), net of tax		4
Financial assets held at fair value:
therein effect of exchange rate changes	157	136
Financial liabilities held at fair value:
therein effect of exchange rate changes	€ 25	€ 33